Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial instruments whose contract amounts represent credit risk

	2012	2011
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$275,140	$202,490
Standby letters of credit	16,236	14,957

	$291,376	$217,447